SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Basis of presentation
A.	Basic of presentation

The accompanying consolidated financial statements are prepared on the accrual basis of accounting and in accordance with generally accepted accounting principles (“GAAP”) in the United States. Material intercompany balances and transactions have been eliminated in consolidation.

The board of directors of the Company, as provided by the Company’s bylaws, and in accordance with generally accepted accounting principles, has established a fiscal year end for accounting purposes for the Company. A fiscal year end of December 31 was designated by the board in its initial board meeting, and remains unchanged.

A.	Basic of presentation

The accompanying consolidated financial statements are prepared on the accrual basis of accounting and in accordance with generally accepted accounting principles (“GAAP”) in the United States. Material intercompany balances and transactions have been eliminated in consolidation.

The board of directors of the Company, as provided by the Company’s bylaws, and in accordance with generally accepted accounting principles, has established a fiscal year end for accounting purposes for the Company. A fiscal year end of December 31 was designated by the board in its initial board meeting, and remains unchanged.

Use of estimates
B.	Use of estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenue and expenses during the reporting period. Actual events and results could differ from those assumptions and estimates.

B.	Use of estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenue and expenses during the reporting period. Actual events and results could differ from those assumptions and estimates.

Cash and cash equivalents
C.	Cash and cash equivalents

For the purpose of reporting cash flows, the Company considers all unrestricted, highly liquid investments with an initial maturity of three months or less to be cash equivalents.

C.	Cash and cash equivalents

For the purpose of reporting cash flows, the Company considers all unrestricted, highly liquid investments with an initial maturity of three months or less to be cash equivalents.

Fair value of financial instruments
D.	Fair value of financial instruments

The estimated fair values for financial instruments are determined at discrete points in time based on relevant market information. These estimates involve uncertainties and cannot be determined with precision. The carrying amounts of accounts payable, accrued liabilities, and notes payable approximate fair value given their short-term nature or effective interest rates. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value. A fair value hierarchy has been established for valuation inputs that gives the highest priority to quoted price in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarch is as follows:

Level 1 – quoted prices in active markets for identical assets or liabilities;

Level 2 – inputs other than Level 1 that are observable, either directly or indirectly; such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets and liabilities in markets that are not active, or inputs that are observable or an be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 – unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

D.	Fair value of financial instruments

The estimated fair values for financial instruments are determined at discrete points in time based on relevant market information. These estimates involve uncertainties and cannot be determined with precision. The carrying amounts of accounts payable, accrued liabilities, and notes payable approximate fair value given their short-term nature or effective interest rates. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value. A fair value hierarchy has been established for valuation inputs that gives the highest priority to quoted price in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarch is as follows:

Level 1 – quoted prices in active markets for identical assets or liabilities;

Level 2 – inputs other than Level 1 that are observable, either directly or indirectly; such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets and liabilities in markets that are not active, or inputs that are observable or an be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 – unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Accounts receivable and allowance for doubtful accounts
E.	Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at net realizable value. The Company determines provisions for uncollectible accounts, sales returns, and claims based upon factors including the credit risk and activity of specific customers, historical trends, and other information. In the circumstance that the Company becomes aware of a specific customer’s inability to meet its financial obligations, bad debt charges are recorded based on an overall assessment of past due accounts receivable outstanding. Bad debt in the months ending March 31, 2020, and 2019 was $0, respectively. Management will review annually, each subsidiary, to determine provisions and records an allowance as deemed necessary. In the opinion of management, a provision was deemed necessary for uncollectible accounts for Kona Gold LLC and no provision was deemed necessary for Gold Leaf LLC. The balance of allowance for Uncollectible Accounts as of March 31, 2020, and 2019, is $5,019 and $0, respectively.

E.	Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at net realizable value. The Company determines provisions for uncollectible accounts, sales returns, and claims based upon factors including the credit risk and activity of specific customers, historical trends, and other information. In the circumstance that the Company becomes aware of a specific customer’s inability to meet its financial obligations, bad debt charges are recorded based on an overall assessment of past due accounts receivable outstanding. Bad debt in the years ending December 31, 2019, and 2018, was $14,160 and $0, respectively. Management will review annually, each subsidiary, to determine provisions and records an allowance as deemed necessary. In the opinion of management, a provision was deemed necessary for uncollectible accounts for Kona Gold LLC and no provision was deemed necessary for Gold Leaf LLC. The balance of allowance for Uncollectible Accounts as of December 31, 2019 and 2018 is $5,019 and $0, respectively.

Inventories
F.	Inventories

The cost of inventory using the standard cost method, which approximates actual cost based on a first-in, first-out method. The Company’s inventories are valued at the lower cost or net realizable value. The Company’s inventories consist almost entirely of finished and unfinished goods, and freight, which include CBD Energy Waters, hemp energy drinks, cans for production, and merchandise and apparel. We periodically evaluate and adjust inventories for obsolescence. In the opinion of management, no provision for obsolescence is deemed necessary. The shelf life of all beverage inventory is two years, and as of March 31, 2020, and 2019, all inventory is current.

F.	Inventories

The cost of inventory using the standard cost method, which approximates actual cost based on a first-in, first-out method. The Company’s inventories are valued at the lower cost or net realizable value. The Company’s inventories consist almost entirely of finished and unfinished goods, and freight, which include CBD Energy Waters, hemp energy drinks, cans for production, and merchandise and apparel. We periodically evaluate and adjust inventories for obsolescence. In the opinion of management, no provision for obsolescence is deemed necessary. The shelf life of all beverage inventory is two years, and as of December 31 2019 and 2018, all inventory is current.

Property, plant and equipment
G.	Property, plant and equipment

Property, plant and equipment are reported on the balance sheet at cost less accumulated depreciation. Assets with a useful life greater than one year and cost greater than $100 are capitalized. Maintenance and repairs are charged to expense as incurred.

Depreciation is provided using the straight-line method over the estimated useful lives of the asset as follows:

Estimated useful lives (in years)
Furniture and fixtures	7
Machinery and equipment	7
Vehicles	5
Computer equipment	5 - 7

G.	Property, plant and equipment

Property, plant and equipment are reported on the balance sheet at cost less accumulated depreciation. Assets with a useful life greater than one year and cost greater than $100 are capitalized. Maintenance and repairs are charged to expense as incurred.

Depreciation is provided using the straight-line method over the estimated useful lives of the asset as follows:

Estimated useful lives (in years)
Furniture and fixtures	7
Machinery and equipment	7
Vehicles	5
Computer equipment	5 - 7

Goodwill and Intangible Assets
H.	Goodwill and Intangible Assets

Goodwill arises from business combinations and is generally determined as the excess of the fair value of the consideration transferred, plus the fair value of any noncontrolling interests in the acquiree, over the fair value of the net assets acquired and liabilities assumed as of the acquisition date. Goodwill and acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but tested for impairment at least annually or more frequently if events and circumstances exists that indicate that a goodwill impairment test should be performed. The Company has selected December 31 as the date to perform the annual impairment test.

Intangible assets represent both indefinite lived and definite lived assets. Trademarks are deemed to have definite useful lives of ten years, are amortized, and are tested annually for impairment. Intangible assets are reported on the balance sheet at cost less accumulated amortization. The Company has selected December 31 as the date to perform the annual impairment test.

Management has determined that for the year ending December 31, 2019, there were no identifiable assets or liabilities; therefore, the implied fair value of goodwill is zero. Based on this assessment, goodwill was impaired by the full carrying amount of $61,000 at December 31, 2019, see Note 4. Management had determined no impairment of trademarks for the year ending December 31, 2019, see Note 4.

H.	Goodwill and Intangible Assets

Goodwill arises from business combinations and is generally determined as the excess of the fair value of the consideration transferred, plus the fair value of any noncontrolling interests in the acquiree, over the fair value of the net assets acquired and liabilities assumed as of the acquisition date. Goodwill and acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but tested for impairment at least annually or more frequently if events and circumstances exists that indicate that a goodwill impairment test should be performed. The Company has selected December 31 as the date to perform the annual impairment test.

Intangible assets represent both indefinite lived and definite lived assets. Trademarks are deemed to have definite useful lives of ten years, are amortized, and are tested annually for impairment. Intangible assets are reported on the balance sheet at cost less accumulated amortization. The Company has selected December 31 as the date to perform the annual impairment test.

Management has determined that for the year ending December 31, 2019, there were no identifiable assets or liabilities; therefore, the implied fair value of goodwill is zero. Based on this assessment, goodwill is impaired by the full carrying amount of $61,000, see Note 4. Management has determined no impairment of trademarks for the year ending December 31, 2019, see Note 4

Leases
I.	Leases

On January 1, 2019, the Company adopted the Financial Accounting Board’s issued ASU 2016-02 (Leases (Topic 842)), which requires an entity to recognize a liability and corresponding asset for leases that meet certain criteria. The Company presents right-of-use assets resulting from leases separately from other assets as noncurrent, and amortized accordingly. The corresponding lease liabilities are presented separately from other liabilities on the accompanying balance sheets.

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred. The amortization period for the right-of-use asset is from the lease commencement date to the earlier of the end of the lease term or the end of the useful life of the asset.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the incremental borrowing rate or the risk-free rate with the election of the practical expedient. The Company has elected to use the risk-free rate.

I.	Leases

On January 1, 2019, the Company adopted the Financial Accounting Board’s issued ASU 2016-02 (Leases (Topic 842)), which requires an entity to recognize a liability and corresponding asset for leases that meet certain criteria. The Company presents right-of-use assets resulting from leases separately from other assets as noncurrent, and amortized accordingly. The corresponding lease liabilities are presented separately from other liabilities on the accompanying balance sheets.

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred. The amortization period for the right-of-use asset is from the lease commencement date to the earlier of the end of the lease term or the end of the useful life of the asset.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the incremental borrowing rate or the risk-free rate with the election of the practical expedient. The Company has elected to use the risk-free rate.

Revenue and provision for sales, returns and allowances
J.	Revenue and provision for sales, returns and allowances

Kona Gold, LLC has three main revenue streams from: product sales from online customers, product sales through resellers, and product sales from distributors. Product sales include Kona Gold Energy Drinks, HighDrate CBD infused energy waters, and apparel such as t-shirts and hats. In evaluating the timing of the transfer of control of products to customers, we consider several indicators, including significant risks and rewards of products, our right to payment, and the legal title of the products. The Company recognizes revenue from product sales to customers, distributors and resellers when products that do not require further services by the Company are shipped, when there are no uncertainties surrounding customer acceptance and when collectability is reasonably assured. Sales are made to customers under terms allowing certain limited rights of return. Amounts billed to customers in sales transactions related to shipping and handling, represent revenues earned for the goods provided and are included in net sales. Costs of shipping and handling are included in cost of products sold.

Gold Leaf, LLC has one main revenue stream: product sales to convenience stores, grocery stores, or smoke and gift shops. Product sales include Kona Gold beverage and beverages purchased for resale from several other beverage manufacturers. In evaluating the timing of the transfer of control of products to customers, we consider several indicators, including significant risks and rewards of products, our right to payment, and the legal title of the products. The Company recognizes revenue from product sales to resellers when products that do not require further services by the Company are shipped or delivered, when there are no uncertainties surrounding customer acceptance and when collectability is reasonably assured. Cash received by the Company prior to shipment is recorded as deferred revenue. Sales are made to customers under terms allowing certain limited rights of return. Amounts billed to customers in sales transactions related to shipping and handling, represent revenues earned for the goods provided and are included in net sales. Costs of shipping and handling are included in cost of products sold.

On January 1, 2019, the Company adopted Accounting Standards Codification (“ASC”) Topic 606. ASC Topic 606 contains an overarching principle: The Company recognizes revenue when it transfers goods or services to a customer. The amount of revenue recognized represents the consideration to which the entity expects to be entitled.

To apply these principles, Topic 606 outlines a five-step process:

1.	Identify the contract with a customer.

2.	Identify the separate performance obligations in the contract.

3.	Determine the transaction price.

4.	Allocate the transaction price to the separate performance obligations in the contract.

5.	Recognize revenue when (or as) the entity satisfies a performance obligation

Sales are made to customers under terms allowing certain limited rights of return. The Company records an allowance and return for each quarter for 3% of total sales. The Company recorded sales, returns and allowance at March 31, 2020, and 2019 of $44,965, and $7,909, respectively.

J.	Revenue and provision for sales, returns and allowances

Kona Gold, LLC has three main revenue streams from: product sales from online customers, product sales through resellers, and product sales from distributors. Product sales include Kona Gold Energy Drinks, Highdrate CBD infused energy waters, and apparel such as t-shirts and hats. In evaluating the timing of the transfer of control of products to customers, we consider several indicators, including significant risks and rewards of products, our right to payment, and the legal title of the products. The Company recognizes revenue from product sales to customers, distributors and resellers when products that do not require further services by the Company are shipped, when there are no uncertainties surrounding customer acceptance and when collectability is reasonably assured. Sales are made to customers under terms allowing certain limited rights of return. Amounts billed to customers in sales transactions related to shipping and handling, represent revenues earned for the goods provided and are included in net sales. Costs of shipping and handling are included in cost of products sold.

Gold Leaf, LLC has one main revenue streams: product sales to convenience stores, grocery stores, or smoke and gift shops. Product sales include Kona Gold beverage and beverages purchased for resale from several other beverage manufacturers. In evaluating the timing of the transfer of control of products to customers, we consider several indicators, including significant risks and rewards of products, our right to payment, and the legal title of the products. The Company recognizes revenue from product sales to resellers when products that do not require further services by the Company are shipped or delivered, when there are no uncertainties surrounding customer acceptance and when collectability is reasonably assured. Cash received by the Company prior to shipment is recorded as deferred revenue. Sales are made to customers under terms allowing certain limited rights of return. Amounts billed to customers in sales transactions related to shipping and handling, represent revenues earned for the goods provided and are included in net sales. Costs of shipping and handling are included in cost of products sold.

On January 1, 2019, the Company adopted Accounting Standards Codification (“ASC”) Topic 606. ASC Topic 606 contains an overarching principle: The Company recognizes revenue when it transfers goods or services to a customer. The amount of revenue recognized represents the consideration to which the entity expects to be entitled.

To apply these principles, Topic 606 outlines a five-step process:

1.	Identify the contract with a customer.

2.	Identify the separate performance obligations in the contract.

3.	Determine the transaction price.

4.	Allocate the transaction price to the separate performance obligations in the contract.

5.	Recognize revenue when (or as) the entity satisfies a performance obligation

Sales are made to customers under terms allowing certain limited rights of return. The Company records an allowance and return for each quarter for 3% of total sales. The Company recorded sales, returns and allowance at December 31, 2019, and 2018, of $51,159 and $0, respectively.

Cost of revenue
K.	Cost of revenue

Cost of revenue consists primarily of expenses associated with the delivery and distribution of products and services. These include expenses related to direct procurement costs and shipping and handling costs. The Company bills shipping and handling fees charged to customers as part of sales and the associated expense as part of cost of sales. The costs are charged to cost of revenue in the same period that the associated revenue is earned.

K.	Cost of revenue

Cost of revenue consists primarily of expenses associated with the delivery and distribution of products and services. These include expenses related to direct procurement costs and shipping and handling costs. The Company bills shipping and handling fees charged to customers as part of sales and the associated expense as part of cost of sales. The costs are charged to cost of revenue in the same period that the associated revenue is earned.

Impairment of long-lived assets
L.	Impairment of long-lived assets

The Company evaluates its long-lived assets for financial impairment as events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company evaluates the recoverability of long-lived assets used in operations by measuring the carrying amount of the assets against their estimated undiscounted future cash flows. If such evaluations indicated that the future undiscounted cash flows of certain long-lived assets are not sufficient to recover the carrying value of such assets, the assets are adjusted to fair values. Management completed an impairment review as of March 31, 2020 and determined long-lived assets were not impaired.

L.	Impairment of long-lived assets

The Company evaluates its long-lived assets for financial impairment as events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company evaluates the recoverability of long-lived assets used in operations by measuring the carrying amount of the assets against their estimated undiscounted future cash flows. If such evaluations indicated that the future undiscounted cash flows of certain long-lived assets are not sufficient to recover the carrying value of such assets, the assets are adjusted to fair values. Management completed an impairment review as of December 31, 2019 and 2018 and determined long-lived assets were not impaired.

Income taxes
M.	Income taxes

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes, which clarifies the accounting and disclosure requirements for uncertainty in tax positions. It requires a two-step approach to evaluate tax positions and determine if they should be recognized in the financial statements. The two-step approach involves recognizing tax positions that are “more likely than not” to occur and then measuring those positions to determine if they are recognizable in the financial statements. Management regularly reviews and analyzes all tax and has determined that no uncertain tax positions requiring recognition have occurred.

The Company has no recorded liabilities for uncertain tax positions as March 31, 2020, and 2019, respectively.

M.	Income taxes

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes, which clarifies the accounting and disclosure requirements for uncertainty in tax positions. It requires a two-step approach to evaluate tax positions and determine if they should be recognized in the financial statements. The two-step approach involves recognizing tax positions that are “more likely than not” to occur and then measuring those positions to determine if they are recognizable in the financial statements. Management regularly reviews and analyzes all tax and has determined that no uncertain tax positions requiring recognition have occurred.

The Company has no recorded liabilities for uncertain tax positions as of December 31, 2019 and 2018.

Stock based compensation
N.	Stock-based compensation

Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 718, Stock Compensation (formerly, FASB Statement 123R), prescribes accounting and reporting standards for all stock-based payment transactions in which employee and non-employee services are acquired. The Company measures the cost of employee and non-employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. Fair value for restricted stock awards is valued using the closing price of the Company’s stock on the date of grant.

N.	Stock based compensation

Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 718, Stock Compensation (formerly, FASB Statement 123R), prescribes accounting and reporting standards for all share-based payment transactions in which employee and non-employee services are acquired. The Company measures the cost of employee and non-employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. Fair value for restricted stock awards is valued using the closing price of the Company’s stock on the date of grant.

Advertising costs
O.	Advertising costs

The Company expenses costs of advertising and promotions as incurred. The Company includes in advertising costs inventory given away as promotional merchandise or free samples to create sales. Advertising and promotion costs for the three months ended March 31, 2020 was approximately $12,347, which is included in selling, general and administrative expenses in the accompanying statements of income.

O.	Advertising costs

The Company expenses costs of advertising and promotions as incurred. The Company includes in advertising costs inventory given away as promotional merchandise or free samples to create sales. Advertising and promotion costs for the year ended December 31, 2019, and 2018, was approximately $125,000 and $26,500, respectively, which is included in selling, general and administrative expenses in the accompanying statements of income.

Concentration of Credit Risk
P.	Concentration of Credit Risk

The Company maintain cash balances at financial institutions. Accounts at each institution are insured by the Federal Deposit Insurance Corporation up to $250,000. The Company has not experienced any losses in such accounts and periodically evaluates the credit worthiness of the financial institutions and had determined the credit exposure to be negligible.

P.	Concentration of Credit Risk

The Company maintain cash balances at financial institutions. Accounts at each institution are insured by the Federal Deposit Insurance Corporation up to $250,000. The Company has not experienced any losses in such accounts and periodically evaluates the credit worthiness of the financial institutions and had determined the credit exposure to be negligible.

Basic and diluted earnings per share
Q.	Basic and diluted earnings per share

In accordance with accounting guidance now codifies as FASB ASC 260 (Earnings per Share), basic income (loss) per common share is calculated using the weighted average number of shares outstanding during the periods reported. Diluted earnings per share include the weighted average effect of all dilutive securities outstanding during the periods presented.

Diluted per share loss is the same as basic per share loss when there is a loss from continuing operations.

Q.	Basic and diluted earnings per share

In accordance with accounting guidance now codifies as FASB ASC 260 (Earnings per Share), basic income (loss) per common share is calculated using the weighted average number of shares outstanding during the periods reported. Diluted earnings per share include the weighted average effect of all dilutive securities outstanding during the periods presented.

Diluted per share loss is the same as basic per share loss when there is a loss from continuing operations.

Recently issued accounting pronouncements
R.	Recently issued accounting pronouncements

In February 2016, the Financial Accounts Board issued ASU 2016-02 (Leases (Topic 842)), which requires an entity to recognize a liability and corresponding asset for leases that meet certain criteria. This update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2019, and early adoption is permitted. The effect of this guidance on the financial statements of the Company has not been determined.

In June 2019, the FASB expanded the scope of Accounting Standards Codification (“ASC”) 718, Compensation – Stock Compensation, to include share-based payment to nonemployees for goods and services. The accounting board said the amendments in Accounting Standards Update (“ASU”) No. 2019-07, Compensation – Stock Compensation (Topic 718): Improvements to Non-employee Share-Based Payment Accounting, align guidance for stock compensation to employees and nonemployees. The amended guidance replaces ASC 505-50, Equity – Equity -Based Payments to Non-employees. The amendments in ASU No. 2019-07 apply “to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards,” the FASB said. The amended guidance does not cover stock compensation that is used to provide financing to the company that issued the shares or stock awards tied to a sale of goods or services as part of a contract accounted for according to ASC 606, Revenue From Contracts With Customers. The amendments are effective for public companies for fiscal years that begin after December 15, 2019, early adoption is permitted, but businesses are not permitted to use the guidance in ASU No. 2019-07 before they have implemented ASC 606. The effect of this guidance on the consolidated financial statements of the Company has not been determined.

R.	Recently issued accounting pronouncements

In February 2016, the Financial Accounts Board issued ASU 2016-02 (Leases (Topic 842)), which requires an entity to recognize a liability and corresponding asset for leases that meet certain criteria. This update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2019, and early adoption is permitted. The effect of this guidance on the financial statements of the Company has not been determined.

In June 2019, the FASB expanded the scope of Accounting Standards Codification (“ASC”) 718, Compensation – Stock Compensation, to include share-based payment to nonemployees for goods and services. The accounting board said the amendments in Accounting Standards Update (“ASU”) No. 2019-07, Compensation – Stock Compensation (Topic 718): Improvements to Non-employee Share-Based Payment Accounting, align guidance for stock compensation to employees and nonemployees. The amended guidance replaces ASC 505-50, Equity – Equity -Based Payments to Non-employees. The amendments in ASU No. 2019-07 apply “to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards,” the FASB said. The amended guidance does not cover stock compensation that is used to provide financing to the company that issued the shares or stock awards tied to a sale of goods or services as part of a contract accounted for according to ASC 606, Revenue From Contracts With Customers. The amendments are effective for public companies for fiscal years that begin after December 15, 2019, early adoption is permitted, but businesses are not permitted to use the guidance in ASU No. 2019-07 before they have implemented ASC 606. The effect of this guidance on the consolidated financial statements of the Company has not been determined.